Segment and Geographic Information	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment and Geographic Information
Segment and Geographic Information

NOTE 17 — Segment and Geographic Information

The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its chief executive officer, who review financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance and allocating resources. The CODM uses operating income and net income to assess financial performance and allocate resources. These financial metrics are used by the CODM to make key operating decisions, such as the determination of the rate at which the Company seeks to grow operating income and the allocation of budget between cost of goods sold, research and development, and general and administrative expenses.

The following table presents selected financial information with respect to the Company’s single operating segment for the three months ended March 31, 2025 and 2024:

	For the Three Months Ended March 31,
	2025	2024
Revenue	$365,471	$—
Cost of goods sold	238,592	—
Operating expenses:
General and administrative expenses	4,763,716	1,110,229
Research and development expenses	1,018,352	875,342
Depreciation and amortization	8,215	8,119
Total operating expenses	5,790,283	1,993,690
Loss from operations	(5,663,404)	(1,993,690)
Other income (expense):
Change in fair value of derivative liabilities	(827,445)	(541,639)
Change in fair value of warrant liabilities	223,162	(13,043,192)
Change in earnout liability	(30,000)	—
Transaction costs expensed	(9,665,004)	—
Gain on settlement of forward purchase agreement	1,406,669	—
Interest expense	(723,467)	(2,872,951)
Other income	—	14,019
Gains from extinguishment of debt, net	12,592,052	—
Total other income (expense):	2,975,967	(16,443,763)
Income (loss) before income taxes	(2,687,437)	(18,437,453)
Provision for income taxes	—	—
Net income (loss)	$(2,687,437)	$(18,437,453)

NOTE 16 — Segment and Geographic Information

The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its co-chief executive officers, who review financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance and allocating resources. The CODM uses operating income and net income to assess financial performance and allocate resources. These financial metrics are used by the CODM to make key operating decisions, such as the determination of the rate at which the Company seeks to grow operating income and the allocation of budget between cost of goods sold, research and development, and general and administrative expenses.

The following table presents selected financial information with respect to the Company’s single operating segment for the years ended December 31, 2024 and 2023:

	For the Year Ended December 31,
	2024	2023
Revenue	$542,166	$—
Cost of Goods Sold	448,095	—
Operating expenses:
General and administrative expenses	5,579,218	6,283,770
Research and development expenses	3,400,021	3,238,925
Depreciation and amortization	32,564	36,634
Total operating expenses	9,011,803	9,559,329
Loss from operations	(8,917,732)	(9,559,329)
Other income (expense):
Interest expense	(12,364,656)	(10,251,094)
Change in fair value of derivative liabilities	(7,404,768)	649,244
Change in fair value of warrant liabilities	5,783,073	(16,371,612)
Other income (expense), net	(161,712)	—
Total other income (expense):	(14,148,063)	(25,973,462)
Net loss	$(23,065,795)	$(35,532,791)

Total U.S. revenues were $542,166 and $0 for the years ended December 31, 2024 and 2023, respectively.

The Company’s long-lived tangible assets were located in the United States of America.